Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 30,494				$ 54,111					$ 171,951	$ 297,869	$ 213,919
Other Revenue	13				11					42	118	200
TOTAL OPERATING REVENUE	30,507	$ 34,526	$ 37,573	$ 45,772	54,122	$ 70,245	$ 73,466	$ 72,933	$ 81,343	171,993	297,987	214,119
OPERATING EXPENSES
Production and Lease Operating Expense	30,146				29,052					118,999	100,282	62,150
General and Administrative Expense	6,063				9,651					29,435	36,137	30,839
Gain on Disposal of Asset	(30)				65					(477)	644	1,602
Impairment Expense	14,184	81,098	139,812	117,842	7,023	132,576	1	16	25	345,775	132,618	32,072
Exploration Expense	993				518					3,011	9,446	11,408
Depreciation, Depletion, Amortization and Accretion	19,408				26,126					104,744	94,467	62,386
Other Operating Expense	329				5,191					5,595	134	592
TOTAL OPERATING EXPENSES	71,093				77,626					607,082	373,728	201,049
INCOME (LOSS) FROM OPERATIONS	(40,586)				(23,504)					(435,089)	(75,741)	13,070
OTHER INCOME (EXPENSE)
Interest Expense	(13,032)				(12,017)					(47,806)	(36,977)	(22,676)
Gain on Derivatives, Net	4,049				17,119					60,176	38,876	(2,908)
Other Expense					34					(115)	90	6,739
Debt Exchange Expense	(8,480)
Loss From Equity Method Investments					(203)					(411)	(813)	(763)
TOTAL OTHER INCOME (EXPENSE)	(17,463)				4,933					11,844	1,176	(19,608)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(58,049)				(18,571)					(423,245)	(74,565)	(6,538)
Income Tax (Expense) Benefit	(2,092)				92					24,227	26,915	4,154
INCOME (LOSS) FROM CONTINUING OPERATIONS	(60,141)	(97,873)	(129,293)	(153,373)	(18,479)	(69,668)	5,619	7,643	8,756	(399,018)	(47,650)	(2,384)
Income (Loss) From Discontinued Operations, Net of Income Tax					1,962					37,985	5,000	1,811
NET INCOME (LOSS)	(60,141)	(98,037)	(94,676)	(151,803)	(16,517)	(68,631)	6,589	8,955	10,437	(361,033)	(42,650)	(573)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations			(1)	949	1,297	698	895	877	1,569	2,245	4,039	1,557
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(60,141)	(98,037)	(94,675)	(152,752)	(17,814)	(69,329)	5,694	8,078	8,868	(363,278)	(46,689)	(2,130)
Preferred Stock Dividends	2,105	2,415	2,415	2,415	2,415	2,335				9,660	2,335
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	(62,246)	$ (100,452)	$ (97,090)	$ (155,167)	(20,229)	$ (71,664)	$ 5,694	$ 8,078	$ 8,868	(372,938)	(49,024)	(2,130)
Eliminations
OPERATING EXPENSES
Impairment Expense										(1,513)
Exploration Expense										(5)
Depreciation, Depletion, Amortization and Accretion					(235)					(969)	(689)	(200)
TOTAL OPERATING EXPENSES					(235)					(2,487)	(689)	(200)
INCOME (LOSS) FROM OPERATIONS					235					2,487	689	200
OTHER INCOME (EXPENSE)
Income (Loss) From Equity in Consolidated Subsidiaries	38,151				3,214					313,198	20,204	(5,703)
TOTAL OTHER INCOME (EXPENSE)	38,151				3,214					313,198	20,204	(5,703)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	38,151				3,449					315,685	20,893	(5,503)
INCOME (LOSS) FROM CONTINUING OPERATIONS					3,449					315,685	20,893	(5,503)
Income (Loss) From Discontinued Operations, Net of Income Tax					(864)					(1,192)	(4,330)	(2,574)
NET INCOME (LOSS)	38,151				2,585					314,493	16,563	(8,077)
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY					2,585					314,493	16,563	(8,077)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	38,151				2,585					314,493
Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	30,463				54,000					171,440	297,710	213,919
Other Revenue	13				11					42	118	200
TOTAL OPERATING REVENUE	30,476				54,011					171,482	297,828	214,119
OPERATING EXPENSES
Production and Lease Operating Expense	30,121				29,014					118,825	100,261	62,138
General and Administrative Expense	6,068				6,659					22,879	30,317	25,376
Gain on Disposal of Asset	(30)				65					(477)	644	1,601
Impairment Expense	14,184				7,012					345,892	126,662	32,072
Exploration Expense	993				518					2,879	9,165	11,395
Depreciation, Depletion, Amortization and Accretion	19,379				26,292					105,556	94,643	62,540
Other Operating Expense	329				5,191					5,595	134	592
TOTAL OPERATING EXPENSES	71,044				74,751					601,149	361,826	195,714
INCOME (LOSS) FROM OPERATIONS	(40,568)				(20,740)					(429,667)	(63,998)	18,405
OTHER INCOME (EXPENSE)
Interest Expense	(273)				(58)					(271)	(142)	(64)
Gain on Derivatives, Net	4,049				16,856					59,242	37,359	(2,703)
Other Expense					34					(115)	90	6,739
Loss From Equity Method Investments					(203)					(411)	(813)	(763)
Income (Loss) From Equity in Consolidated Subsidiaries	(25)				(23)					(1,324)	(4,278)	(33)
TOTAL OTHER INCOME (EXPENSE)	3,751				16,606					57,121	32,216	3,176
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(36,817)				(4,134)					(372,546)	(31,782)	21,581
Income Tax (Expense) Benefit	(1,326)				20					21,122	9,928	(14,409)
INCOME (LOSS) FROM CONTINUING OPERATIONS					(4,114)					(351,424)	(21,854)	7,172
NET INCOME (LOSS)	(38,143)				(4,114)					(351,424)	(21,854)	7,172
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY					(4,114)					(351,424)	(21,854)	7,172
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	(38,143)				(4,114)					(351,424)
Non-Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	31				111					511	159
TOTAL OPERATING REVENUE	31				111					511	159
OPERATING EXPENSES
Production and Lease Operating Expense	25				38					174	21	12
General and Administrative Expense	9				16					52	83	43
Gain on Disposal of Asset												1
Impairment Expense					11					1,396	5,956
Exploration Expense										137	281	13
Depreciation, Depletion, Amortization and Accretion	29				69					157	513	46
TOTAL OPERATING EXPENSES	63				134					1,916	6,854	115
INCOME (LOSS) FROM OPERATIONS	(32)				(23)					(1,405)	(6,695)	(115)
OTHER INCOME (EXPENSE)
Income (Loss) From Equity in Consolidated Subsidiaries	25				23					1,324	4,278	33
TOTAL OTHER INCOME (EXPENSE)	25				23					1,324	4,278	33
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(7)									(81)	(2,417)	(82)
Income Tax (Expense) Benefit	(1)									81	2,417	(1,841)
INCOME (LOSS) FROM CONTINUING OPERATIONS												(1,923)
Income (Loss) From Discontinued Operations, Net of Income Tax					2,826					3,908	9,330	4,385
NET INCOME (LOSS)	(8)				2,826					3,908	9,330	2,462
Net Income Attributable to Noncontrolling Interests of Discontinued Operations					1,297					2,245	4,039	1,557
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY					1,529					1,663	5,291	905
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	(8)				1,529					1,663
Parent Company
OPERATING EXPENSES
General and Administrative Expense	(14)				2,976					6,504	5,737	5,420
TOTAL OPERATING EXPENSES	(14)				2,976					6,504	5,737	5,420
INCOME (LOSS) FROM OPERATIONS	14				(2,976)					(6,504)	(5,737)	(5,420)
OTHER INCOME (EXPENSE)
Interest Expense	(12,759)				(11,959)					(47,535)	(36,835)	(22,612)
Gain on Derivatives, Net					263					934	1,517	(205)
Debt Exchange Expense	(8,480)
Income (Loss) From Equity in Consolidated Subsidiaries	(38,151)				(3,214)					(313,198)	(20,204)	5,703
TOTAL OTHER INCOME (EXPENSE)	(59,390)				(14,910)					(359,799)	(55,522)	(17,114)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(59,376)				(17,886)					(366,303)	(61,259)	(22,534)
Income Tax (Expense) Benefit	(765)				72					3,024	14,570	20,404
INCOME (LOSS) FROM CONTINUING OPERATIONS					(17,814)					(363,279)	(46,689)	(2,130)
Income (Loss) From Discontinued Operations, Net of Income Tax										35,269
NET INCOME (LOSS)	(60,141)				(17,814)					(328,010)	(46,689)	(2,130)
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY					(17,814)					(328,010)	$ (46,689)	$ (2,130)
Preferred Stock Dividends	2,105				2,415					9,660
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (62,246)				$ (20,229)					$ (337,670)